                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05793

             Morgan Stanley Municipal Income Opportunities Trust II
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 28, 2007

Date of reporting period: August 31, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Municipal Income Opportunities Trust II performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

INCOME EARNED BY CERTAIN SECURITIES IN THE PORTFOLIO MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

FUND REPORT

For the six months ended August 31, 2006

MARKET CONDITIONS

During the six months ended August 31, 2006, the market focused on the new leadership at the Federal Reserve Board and the uncertainties created by inflationary pressures and forecasts of slower economic growth. The pace of U.S. economic growth did in fact moderate as consumer spending and housing weakened, but concerns about inflation remained unresolved.

Against this backdrop, investors began to anticipate that the Federal Open Market Committee (the "Fed") would take a break from rate increases. In its first three meetings during the period, the Fed continued its tightening policy, raising the Fed funds target rate in 25 basis point increments, bringing it to
5.25 percent at the end of June. As anticipated, however, the Fed finally paused at its August meeting, ending a record two-year run of 17 consecutive rate increases. Reflecting this change, representative yields on two-year AAA-rated municipal bonds were generally unchanged over the last two months of the reporting period, while yields on 30-year bonds declined 40 basis points to 4.25 percent. Accordingly, the slope of the municipal yield curve continued to flatten as the spread between short-term and long-term interest rates narrowed.

Investors' quest for yield led them to favor lower-quality bonds over high-grade issues, which kept credit spreads relatively tight. Credit spreads measure the incremental yield investors are willing to accept to assume additional credit risk. When credit spreads tighten, lower quality issues typically outperform high-grade issues.

Reinvestment of an estimated $100 billion of bond maturities, calls and coupons in June, July and August strengthened demand for municipal bonds. Municipal bond issuance however, continued to lag last year's record pace. New issue volume in the first eight months of 2006 declined by over 15 percent. Volume of higher yielding, lower-rated and non-rated municipal debt was also significantly lower. As of the end of August, issuers in California, Texas, Florida, New York and Illinois accounted for about 40 percent of 2006 year-to-date underwriting volume.

Municipal bonds outperformed U.S. Treasuries with comparable maturities as sustained demand and declining supply helped push municipal bond prices higher. As a result, the relative attractiveness of tax-exempt bond yields diminished and the 30-year municipal-to-Treasury yield ratio declined from 96 to 87 percent. The municipal-to-Treasury yield ratio measures the relative attractiveness of the two sectors. The higher the ratio, the greater the attractiveness of municipal yields relative to Treasury yields.

PERFORMANCE ANALYSIS

For the six-month period ended August 31, 2006, the net asset value (NAV) of Morgan Stanley Municipal Income Opportunities Trust II (OIB) increased from $9.04 to $9.19 per share. Based on this change plus reinvestment of tax-free dividends totaling $0.255 per share the Fund's total NAV return was 4.60 percent. OIB's value on the New York Stock Exchange (NYSE) moved from $8.77 to $9.07 per share during the same period. Based on this change plus reinvestment of dividends, the Fund's total market return was 6.42 percent. OIB's NYSE market price was at a

1.31 percent discount to its NAV. During the fiscal period, the Fund purchased and retired 55,400 shares of common stock at a weighted average market discount of 1.99 percent. Past performance is no guarantee of future results.

Monthly dividends for the fourth quarter of 2006, declared in September, were decreased to $0.04 per share. The dividend reflects the current level of the Fund's net investment income. OIB's level of undistributed net investment income was $0.093 per share on August 31, 2006 versus $0.099 per share six months earlier.(1)

In anticipation of continued Fed tightening and generally higher interest rates, the Fund made modest ongoing adjustments to its portfolio to help reduce volatility. For example, at the end of August, the Fund's option-adjusted duration* was positioned relatively conservative at 6.2 years. This duration strategy tempered the Fund's total returns when rates declined, but helped total returns when rates rose.

The Fund invests primarily in higher yielding municipal bonds. Consistent with its focus on higher yielding securities, the Fund's exposure to below investment grade or non-rated issues was more than two-thirds of assets during the reporting period. This security mix had a positive impact on performance as high-yield municipal bonds outperformed investment grade issues overall. The decline in high-yield issuance, coupled with strong demand, served as catalysts to their outperformance. Another boost to the Fund's performance was due to three holdings, representing 3 percent of net assets as of the end of the period, that appreciated significantly when they were prerefunded. Reflecting an ongoing commitment to diversification, the Funds's net assets of more than $149 million were invested among 13 long-term sectors and 102 credits.

OIB's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Fund may enter into interest rate swaps in addition to shorting U.S. Treasury futures to preserve a return or spread on a particular investment or portion of the portfolio.

----------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND FUND SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

(1) Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

   TOP FIVE SECTORS
   Retirement & Life Care Facilities                   23.8%
   Hospital                                            19.7
   IDR/PCR**                                           14.3
   Tax Allocation                                      12.5
   Nursing & Health Related Facilities                  7.4

   LONG-TERM CREDIT ANALYSIS
   Aaa/AAA                                              2.1%
   Aa/AA                                                0.2
   A/A                                                  4.1
   Baa/BBB                                             24.9
   Ba/BB or Less                                        7.2
   Non Rated                                           61.5

** Industrial Development/Pollution Control Revenue

Data as of August 31, 2006. Subject to change daily. All percentages for top five sectors are as a percentage of net assets and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

DISTRIBUTION BY MATURITY
(% of Long-Term Portfolio) As of August 31, 2006


WEIGHTED AVERAGE MATURITY: 23 YEARS(A)

0-5                                                                                6
6-10                                                                               1
11-15                                                                              8
16-20                                                                             14
21-25                                                                             27
26-30                                                                             36
31+                                                                                8

(a)  Where applicable maturities reflect mandatory tenders, puts and call dates.

    Portfolio structure is subject to change.

                       Geographic Summary of Investments
                Based on Market Value as a Percent of Net Assets

Alabama.................     1.4%
Alaska..................     1.3
Arkansas................     1.4
California..............     5.1
Colorado................     3.5
Connecticut.............     1.8
District of Columbia....     0.5
Florida.................     4.4
Georgia.................     0.7
Hawaii..................     1.1
Illinois................     7.0
Indiana.................     1.4
Iowa....................     2.7
Kansas..................     2.2
Kentucky................     1.4
Maine...................     0.3
Maryland................     4.0
Massachusetts...........     2.5
Michigan................     0.4
Minnesota...............     0.5
Missouri................     2.9
Nevada..................     5.4
New Hampshire...........     3.4
New Jersey..............     6.0
New Mexico..............     0.8
New York................    10.5
North Carolina..........     0.7
Oklahoma................     0.7
Pennsylvania............     5.3
South Carolina..........     0.2
Tennessee...............     2.1
Texas...................     4.4
Vermont.................     1.5
Virginia................     9.1
Washington..............     0.3
Wisconsin...............     2.5
Joint exemptions*.......    (0.5)
                            ----

Total+..................    98.9%
                            ====

------------

    * Joint exemptions have been included in each geographic location.
    + Does not include open short future contracts with an underlying face value amount of $7,936,329 with unrealized depreciation of $110,753.

CALL AND COST (BOOK) YIELD STRUCTURE
(Based on Long-Term Portfolio) As of August 31, 2006


YEARS BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 6 YEARS(A)

2006(a)                                                                            1
2007                                                                              12
2008                                                                               9
2009                                                                              10
2010                                                                               3
2011                                                                               8
2012                                                                               6
2013                                                                              14
2014                                                                              12
2016                                                                               9
2016+                                                                             16

COST (BOOK) YIELD(B) -- WEIGHTED AVERAGE BOOK YIELD: 6.2%

2006(a)                                                                           7.5
2007                                                                              6.3
2008                                                                              6.1
2009                                                                              6.4
2010                                                                              7.0
2011                                                                              7.3
2012                                                                              6.3
2013                                                                              6.8
2014                                                                              6.3
2015                                                                              5.6
2016+                                                                             5.2

(a)  May include issues initially callable in previous years.

(b) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 7.5% on 1% of the long-term portfolio that is callable in 2006.

    Portfolio structure is subject to change.

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES


The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES


The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE


The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board considered that the Fund is a closed-end fund and, therefore, that the Fund's assets are not likely to grow with new sales or grow significantly as a result of capital appreciation. The Board concluded that economies of scale for this Fund were not a factor that needed to be considered at the present time.

PROFITABILITY OF THE ADVISER AND AFFILIATES


The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS


The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as commissions on the purchase and sale of Fund shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board concluded that the commissions were competitive with those of other broker-dealers and the float benefits were relatively small.

SOFT DOLLAR BENEFITS


The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS


The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER


The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS


The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION


After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                              COUPON    MATURITY
THOUSANDS                                                               RATE       DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Tax-Exempt Municipal Bonds (93.9%)
            General Obligation (0.8%)
$  1,150    Mariposa East Public Improvement District, New Mexico,
--------      Ser 2006...............................................    6.00%   09/01/32   $  1,192,435
                                                                                            ------------
            Educational Facilities Revenue (1.4%)
   1,000    Illinois Finance Authority, Fullerton Village Student
              Housing Ser 2004 A.....................................    5.125   06/01/35      1,009,790
     500    South Berwick, Maine, Berwick Academy Ser 1998...........    5.55    08/01/23        507,430
     500    Maryland Industrial Development Financing Authority, Our
              Lady of Good Counsel High School Ser 2005 A............    6.00    05/01/35        533,510
                                                                                            ------------
--------
                                                                                               2,050,730
   2,000
                                                                                            ------------
--------
            Hospital Revenue (19.7%)
   2,000    Colbert County - Northwest Health Care Authority,
              Alabama, Helen Keller Hospital Ser 2003................    5.75    06/01/27      2,084,140
   2,000    Baxter County, Arkansas, Baxter County Regional Hospital
              Impr & Refg Ser 1999 B.................................    5.625   09/01/28      2,052,620
   2,000    Colorado Health Facilities Authority, Poudre Valley
              Health Ser 2005 F......................................    5.00    03/01/25      2,049,400
     750    University of Colorado Hospital Authority, Ser 2006 A....    5.00    11/15/37        762,525
   1,500    Indiana Health Facility Financing Authority, Riverview
              Hospital Ser 2002......................................    6.125   08/01/31      1,615,380
     500    Washington County Hospital, Iowa, Ser 2006...............    5.375   07/01/26        512,825
     600    Gaylord Hospital Financing Authority, Michigan, Otsego
              Memorial Hospital Ser 2004.............................    6.50    01/01/37        622,890
   1,000    Nevada, Missouri, Nevada Regional Medical Center Ser
              2001...................................................    6.75    10/01/31      1,060,480
            Henderson, Nevada,
   3,000      Catholic Health West Ser 2004 Ser A....................    5.625   07/01/24      3,227,700
   2,000      Catholic Health West Ser 1998 Ser A....................    5.125   07/01/28      2,034,640
            New Hampshire Higher Educational & Health Facilities
              Authority,
   1,000      Littleton Hospital Association Ser 1998 B..............    5.80    05/01/18      1,036,850
   2,000      Littleton Hospital Association Ser 1998 B..............    5.90    05/01/28      2,041,340
   2,000    New Jersey Health Care Facilities Financing Authority,
              Raritan Bay Medical Center Ser 1994....................    7.25    07/01/27      2,046,400
   2,000    Dutchess County Development Agency, New York, St Francis
              Hospital Refg Ser 2004 A...............................    7.50    03/01/29      2,189,760
     615    Nassau County Industrial Development Agency, New York,
              North Shore Health Ser C+++............................    5.625   11/01/10        644,975
   1,000    Oklahoma Development Finance Authority, Comanche County
              Hospital 2000 Ser B....................................    6.60    07/01/31      1,109,880
     205    South Carolina Jobs Economic Development Authority,
              Palmetto Health Refg & Impr Ser 2003 C.................    6.875   08/01/27        236,615

10
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    MATURITY
THOUSANDS                                                               RATE       DATE         VALUE
---------------------------------------------------------------------------------------------------------
$  1,000    Knox County Health, Educational & Housing Facility Board,
              Tennessee, Baptist Health of East Tennessee Ser 2002...    6.50%   04/15/31   $  1,099,040
   1,000    Decatur Hospital Authority, Texas, Wise Regional Health
              Ser 2004 A.............................................    7.125   09/01/34      1,094,900
   1,750    Wisconsin Health & Educational Facilities Authority,
              Beaver Dam Community Hospital Ser 2004 A...............    6.75    08/15/34      1,901,218
                                                                                            ------------
--------
                                                                                              29,423,578
  27,920
                                                                                            ------------
--------
            Industrial Development/Pollution Control Revenue (14.3%)
   2,000    Northern Tobacco Securitization Corporation, Alaska, Ser
              2006 A.................................................    5.00    06/01/46      1,974,320
   2,000    California County Tobacco Securitization Agency, Gold
              County Settlement Funding Corp Ser 2006................    0.00    06/01/33        430,140
     815    Metropolitan Washington Airports Authority, District of
              Columbia & Virginia, CaterAir International Corp Ser
              1991 (AMT)#............................................   10.125   09/01/11        816,182
   2,000    Perry County, Kentucky, TJ International Inc Ser 1997
              (AMT)..................................................    6.55    04/15/27      2,068,160
   1,000    Nassau County Tobacco Settlement Corporation, New York,
              Ser 2006 A-3...........................................    5.125   06/01/46      1,007,550
            New York City Industrial Development Agency, New York,
   2,000      American Airlines Inc Ser 2005 (AMT)...................    7.75    08/01/31      2,320,300
   2,000      Brooklyn Navy Yard Cogeneration Partners LP Ser 1997
                (AMT)................................................    5.65    10/01/28      2,010,440
   2,000      7 World Trade Center LLC Ser 2005 A....................    6.50    03/01/35      2,138,400
   1,500    TSASC Inc, New York, Tobacco Settlement Ser 2006 - 1.....    5.125   06/01/42      1,510,755
   1,200    Carbon County Industrial Development Authority,
              Pennsylvania, Panther Creek Partners Refg 2000 Ser
              (AMT)..................................................    6.65    05/01/10      1,267,248
   1,000    Pennsylvania Economic Development Financing Authority,
              Reliant Energy Inc Ser 2001 A (AMT)....................    6.75    12/01/36      1,074,210
   1,000    Brazos River Authority, Texas, TXU Electric Co Refg Ser
              1999 A (AMT)...........................................    7.70    04/01/33      1,169,300
            Pittsylvania County Industrial Development Authority,
              Virginia,
     500      Multi-Trade LP Ser 1994 A (AMT)........................    7.45    01/01/09        501,245
   3,000      Multi-Trade LP Ser 1994 A (AMT)........................    7.55    01/01/19      3,007,320
                                                                                            ------------
--------
                                                                                              21,295,570
  22,015
                                                                                            ------------
--------
            Mortgage Revenue - Multi-Family (0.3%)
     500    Honolulu, Hawaii, Waipahu Towers GNMA Collateralized 1995
--------      Ser A (AMT)............................................    6.90    06/20/35        505,600
                                                                                            ------------
            Mortgage Revenue - Single Family (0.5%)
     295    Colorado Housing Finance Authority, 1998 Ser B-3.........    6.55    05/01/25        299,932
     185    Chicago, Illinois, GNMA-Collateralized Ser 1998 A-1
              (AMT)..................................................    6.45    09/01/29        189,745
     170    Missouri Housing Development Commission, Homeownership
              GNMA/FNMA Collateralized 2000 Ser A-1 (AMT)............    7.50    03/01/31        177,636
                                                                                            ------------
--------
                                                                                                 667,313
     650
                                                                                            ------------
--------

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    MATURITY
THOUSANDS                                                               RATE       DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Nursing & Health Related Facilities Revenue (7.4%)
$  2,000    Orange County Health Facilities Authority, Florida,
              Westminister Community Care Services Inc Ser 1999......    6.75%   04/01/34   $  2,078,800
   1,000    Pinellas County Health Facilities Authority, Florida,
              Oaks of Clearwater Ser 2004............................    6.25    06/01/34      1,063,950
     675    Marion, Iowa, AHF/Kentucky-Iowa Inc Ser 2003 (b).........    6.50    01/01/29        728,210
            Massachusetts Development Finance Agency,
     750      Evergreen Center Ser 2005..............................    5.50    01/01/35        764,243
   1,375      New England Center for Children Ser 1998...............    5.875   11/01/18      1,407,711
   1,000    St Louis County Industrial Development Authority,
              Missouri, Pediatric Rehabilitation Center Ser 2003 A...    6.625   11/15/35      1,038,680
   1,000    Mount Vernon Industrial Development Agency, New York,
              Meadowview at the Wartburg Ser 1999....................    6.15    06/01/19      1,030,950
   2,940    Chester County Industrial Development Authority,
              Pennsylvania, RHA/PA Nursing Home Inc Ser 1989.........    8.50    05/01/32      2,989,951
                                                                                            ------------
--------
                                                                                              11,102,495
  10,740
                                                                                            ------------
--------
            Recreational Facilities Revenue (6.7%)
   2,000    Sacramento Financing Authority, California, Convention
              Center Hotel 1999 Ser A................................    6.25    01/01/30      2,100,440
   1,000    Mashantucket (Western) Pequot Tribe, Connecticut, Special
              1997 Ser B (a).........................................    5.75    09/01/27      1,024,990
   1,500    Mohegan Tribe of Indians, Connecticut, Gaming Authority
              Ser 2001...............................................    6.25    01/01/31      1,598,400
   2,000    Overland Park Development Corporation, Kansas, Convention
              Center Hotel Ser 2000 A................................    7.375   01/01/32      2,192,020
   1,000    New York Liberty Development Corporation, National Sports
              Museum Ser 2006 A......................................    6.125   02/15/19      1,033,290
   2,000    Austin, Texas, Convention Center Hotel Ser 2000 A........    6.70    01/01/32      2,118,060
                                                                                            ------------
--------
                                                                                              10,067,200
   9,500
                                                                                            ------------
--------
            Retirement & Life Care Facilities Revenue (23.8%)
     500    Orange County Health Facilities Authority, Florida,
              Orlando Lutheran Towers Inc Ser 2005...................    5.70    07/01/26        513,250
   1,000    St Johns County Industrial Development Authority,
              Florida, Glenmoor Ser 1999 A...........................    8.00    01/01/30      1,071,520
   1,000    Hawaii Department of Budget & Finance, Kahala Nui 2003
              Ser A..................................................    8.00    11/15/33      1,158,150
            Illinois Finance Authority,
   1,000      Landing at Plymouth Ser 2005 A.........................    6.00    05/15/37      1,038,490
   1,000      Luther Oaks Ser 2006 A.................................    6.00    08/15/39      1,031,410
            Illinois Health Facilities Authority,
   2,000      Smith Crossing Ser 2003 A..............................    7.00    11/15/32      2,157,420
   1,000      Villa St Benedict Ser 2003 A-1.........................    6.90    11/15/33      1,097,770

12
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    MATURITY
THOUSANDS                                                               RATE       DATE         VALUE
---------------------------------------------------------------------------------------------------------
$    525    Saint Joseph County, Indiana, Holy Cross Village at Notre
              Dame Ser 2006 A........................................    6.00%   05/15/38   $    549,313
   1,000    Olathe, Kansas, Catholic Care Ser 2006 A.................    6.00    11/15/38      1,048,430
     500    Maryland Health and Higher Education Facilities
              Authority, Edenwald Ser 2006...........................    5.40    01/01/37        517,195
   1,500    Westminster, Maryland, Caroll Lutheran Village Inc 2004
              Ser A..................................................    6.25    05/01/34      1,594,710
   1,500    Massachusetts Development Finance Agency, Loomis
              Communities Ser 1999 A.................................    5.75    07/01/23      1,544,100
     750    Buffalo, Minnesota, Central Minnesota Senior Housing Ser
              2006 A (WI)............................................    5.50    09/01/33        745,822
            New Jersey Economic Development Authority,
   1,000      Cedar Crest Village Inc Ser 2001 A.....................    7.25    11/15/31      1,087,980
   2,000      Franciscan Oaks Ser 1997...............................    5.75    10/01/23      2,048,020
     710      Lions Gate Ser 2005 A..................................    5.75    01/01/25        730,278
     500      The Presbyterian Home at Montgomery Ser 2001 A.........    6.375   11/01/31        530,070
   1,000      United Methodist Homes of New Jersey Ser 1998..........    5.125   07/01/25        968,820
     750    Suffolk County Industrial Development Agency, New York,
              Jefferson's Ferry Ser 2006.............................    5.00    11/01/28        769,500
   1,000    North Carolina Medical Care Commission, Givens Estate Ser
              2003 A.................................................    6.50    07/01/32      1,076,610
   1,000    Bucks County Industrial Development Authority,
              Pennsylvania, Ann's Choice Ser 2005 A..................    6.25    01/01/35      1,065,410
   1,000    Montgomery County Industry Development Authority,
              Pennsylvania, Whitemarsh Community Ser 2005............    6.25    02/01/35      1,063,080
            Shelby County Health, Educational & Housing Facilities
              Board, Tennessee,
   1,000      Trezevant Manor Ser 2006 A.............................    5.75    09/01/37      1,005,740
   1,000      Village at Germantown Ser 2003 A.......................    7.25    12/01/34      1,065,720
   1,000    Houston Health Facilities Development Corporation, Texas,
              Buckingham Senior Living Community Ser 2004 A..........    7.125   02/15/34      1,112,520
   1,000    Lubbock, Health Facilities Development Corporation,
              Texas, Carillon Ser 2005 A.............................    6.50    07/01/26      1,031,270
   4,511    Chesterfield County Industrial Development Authority,
              Virginia, Brandermill Woods Ser 1998...................    6.50    01/01/28      4,659,464
   2,250    Peninsula Ports Authority of Virginia, Virginia
              Baptist Homes Ser 2006 A...............................    5.40    12/01/33      2,299,568
   1,000    Virginia Beach Development Authority, Virginia,
              Westminster-Canterbury Refg Ser 2005 A.................    5.375   11/01/32      1,023,540
                                                                                            ------------
--------
                                                                                              35,605,170
  33,996
                                                                                            ------------
--------

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    MATURITY
THOUSANDS                                                               RATE       DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Tax Allocation Revenue (12.5%)
$  1,000    Carlsbad Assessment District # 2002-2001, California,
              Poinsettia Lane East Ser 2005 A........................    5.20%   09/02/35   $  1,008,460
   1,000    Carlsbad Community Facilities District # 3, California,
              Ser 2006...............................................    5.30    09/01/36      1,008,890
   1,500    Poway Unified School District Community Facilities
              District # 14, California, Ser 2006....................    5.25    09/01/36      1,525,095
   1,000    Orange County Community Facilities District # 86-2,
              California, Rancho Santa Margarita 1998 Ser A..........    5.55    08/15/17      1,031,860
   2,000    Elk Valley Public Improvement Corporation, Colorado, Ser
              2001 A.................................................    7.30    09/01/22      2,145,520
   1,000    Renaissance Commons Community Development District,
              Florida, 2005 Ser A....................................    5.60    05/01/36      1,029,300
   1,000    Atlanta, Georgia, Eastside Ser 2005 B....................    5.40    01/01/20      1,027,850
     500    Bolingbrook, Illinois, Sales Tax Ser 2005................   0.00++   01/01/24        480,100
   1,000    Chicago, Illinois, Lake Shore East Ser 2002..............    6.75    12/01/32      1,081,320
     750    Lincolnshire, Illinois, Service Area # 1-Sedgebrook Ser
              2004...................................................    6.25    03/01/34        797,272
   2,000    Annapolis, Maryland, Park Place Ser 2005 A...............    5.35    07/01/34      2,050,800
   1,250    Prince Georges County, Maryland, National Harbor Ser
              2004...................................................    5.20    07/01/34      1,271,425
   2,000    Des Peres, Missouri, West County Center Ser 2002.........    5.75    04/15/20      2,052,400
   1,000    Clark County Special Improvement District # 142, Nevada,
              Mountains Edge Ser 2003................................    6.375   08/01/23      1,038,070
     675    Henderson, Nevada, Local Improvement District No T-18 Ser
              2006...................................................    5.30    09/01/35        683,518
     500    Allegheny County Redevelopment Authority, Pennsylvania,
              Pittsburgh Mills Ser 2004..............................    5.60    07/01/23        522,055
                                                                                            ------------
--------
                                                                                              18,753,935
  18,175
                                                                                            ------------
--------
            Transportation Facilities Revenue (1.6%)
     530    Palm Springs, California, Palm Springs Int'l Airport Ser
              2006 (AMT).............................................    5.55    07/01/28        538,830
     840    Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg
              Ser 1993 A (Ambac).....................................    5.85    10/01/13        889,283
   1,000    Nevada Department of Business & Industry, Las Vegas
              Monorail 2nd Tier Ser 2000.............................    7.375   01/01/40      1,026,390
                                                                                            ------------
--------
                                                                                               2,454,503
   2,370
                                                                                            ------------
--------
            Other Revenue (1.8%)
   1,000    Pingree Grove Special Service Area # 7, Illinois,
              Cambridge Lakes Ser 2006-1.............................    6.00    03/01/36      1,018,630
   1,500    New Jersey Economic Development Authority, Cigarette Tax
              Ser 2004...............................................    5.75    06/15/34      1,598,190
                                                                                            ------------
--------
                                                                                               2,616,820
   2,500
                                                                                            ------------
--------

14
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    MATURITY
THOUSANDS                                                               RATE       DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Refunded (3.1%)
$  1,000    Iowa Health Facilities Development Financing Authority,
              Care Initiatives Ser 1996..............................    9.25%   07/01/11+  $  1,246,430
   1,000    Peninsula Ports Authority of Virginia, Virginia Baptist
              Homes Ser 2003 C.......................................    7.375   12/01/13+     1,223,760
   2,000    Vermont Economic Development Authority, Wake Robin Corp
              Ser 1999 A.............................................    6.75    03/01/09+     2,168,600
                                                                                            ------------
--------
                                                                                               4,638,790
   4,000
                                                                                            ------------
--------
 135,516    Total Tax-Exempt Municipal Bonds (Cost $132,269,852).........................    140,374,139
                                                                                            ------------
--------
            Taxable Convertible Bond (0.4%)
            Airlines
     633    UAL Corp (Cost $633,080) (c).............................    5.00    02/01/21        576,230
                                                                                            ------------
--------
            Short-Term Tax-Exempt Municipal Obligations (4.6%)
   1,500    Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT)
              (Mandatory Put 06/01/07)...............................    6.00    06/01/27      1,513,035
   2,000    New Hampshire Higher Educational & Health Facilities
              Authority, Colby-Sawyer College Ser 1996 (Called for
              redemption 09/25/06)...................................    7.50    06/01/26      2,045,040
   1,000    New York City Municipal Water Finance Authority, New
              York, Ser 2003 F-2 (Demand 09/01/06)...................    3.54*   06/15/35      1,000,000
     500    Washington Health Care Facilities Authority, Virginia
              Mason Medical Center Ser 1997 B (MBIA) (Demand
              09/01/06)..............................................    3.56*   02/15/27        500,000
   1,910    Wisconsin Health & Educational Facilities Authority,
              Gundersen Luthern Ser 2006 B (FGIC) (Demand
              09/01/06)..............................................    3.60*   05/01/33      1,910,000
                                                                                            ------------
--------
   6,910    Total Short-Term Tax-Exempt Municipal Obligations (Cost $6,910,000)..........      6,968,075
                                                                                            ------------
--------
$143,059    Total Investments (Cost $139,812,932) (d) (e)......................    98.9%     147,918,444
========
            Other Assets in Excess of Liabilities..............................     1.1        1,580,062
                                                                                  -----     ------------
            Net Assets.........................................................   100.0%    $149,498,506
                                                                                  =====     ============

                                                                              15
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2006 (UNAUDITED) continued

---------------------

 AMT   Alternative Minimum Tax.
 WI    Security purchased on a when-issued basis.
  *    Current coupon of variable rate demand obligation.
  +    Prerefunded to call date shown.
  #    Joint exemption in location shown.
 ++    Security is a "step-up" bond where the coupon increases on a predetermined future date.
 +++   A portion of this security has been physically segregated in connection with open futures contracts in the amount of
       $35,000.
 (a)   Resale is restricted to qualified institutional investors.
 (b)   Issuer has entered into a forebearance agreement for partial payment of debt service.
 (c)   Taxable convertible bond issued in reorganization.
 (d)   Securities have been designated as collateral in an amount equal to $8,532,449 in connection with open futures contract and the purchase of a when-issued security.
 (e)   The aggregate cost for federal income tax purposes
       approximates the aggregate cost for book purposes. The
       aggregate gross unrealized appreciation is $8,247,276 and
       the aggregate gross unrealized depreciation is $82,031,
       resulting in net unrealized appreciation of $8,165,245.

Bond Insurance:
---------------
Ambac  Ambac Assurance Corporation.
FGIC   Financial Guaranty Insurance Company.
MBIA   Municipal Bond Investors Assurance Corporation.

FUTURES CONTRACTS OPEN AT AUGUST 31, 2006:

NUMBER OF                DESCRIPTION, DELIVERY       UNDERLYING FACE          UNREALIZED
CONTRACTS   LONG/SHORT       MONTH AND YEAR          AMOUNT AT VALUE         DEPRECIATION
------------------------------------------------------------------------------------------
   25          Short      U.S. Treasury Notes          $(2,685,547)           $ (54,756)
                           10 Year, September
                                  2006
   50          Short      U.S. Treasury Notes           (5,250,782)             (55,997)
                         5 Year, September 2006
                                                                              ---------
                         Total Unrealized Depreciation...................     $(110,753)
                                                                              =========

16
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2006 (unaudited)

Assets:
Investments in securities, at value
  (cost $139,812,932)...............  $147,918,444
Cash................................        93,505
Receivable for:
    Interest........................     2,318,703
    Investments sold................       110,000
Prepaid expenses and other assets...        15,627
                                      ------------
    Total Assets....................   150,456,279
                                      ------------
Liabilities:
Payable for:
    Investments purchased...........       741,667
    Investment advisory fee.........        69,394
    Variation margin................        15,234
    Administration fee..............        11,103
    Transfer agent fee..............         8,643
    Shares of beneficial interest
      repurchased...................           901
Accrued expenses and other
  payables..........................       110,831
                                      ------------
    Total Liabilities...............       957,773
                                      ------------
    Net Assets......................  $149,498,506
                                      ============
Composition of Net Assets:
Paid-in-capital.....................  $145,939,700
Net unrealized appreciation.........     7,994,759
Accumulated undistributed net
  investment income.................     1,506,253
Accumulated net realized loss.......    (5,942,206)
                                      ------------
    Net Assets......................  $149,498,506
                                      ============
Net Asset Value Per Share
16,264,390 shares outstanding
(unlimited shares authorized of $.01
par value)..........................         $9.19
                                      ============

Statement of Operations
For the six months ended August 31, 2006 (unaudited)

Net Investment Income:
Interest Income.......................  $4,567,434
                                        ----------
Expenses
Investment advisory fee...............     372,977
Administration fee....................      59,676
Professional fees.....................      29,731
Shareholder reports and notices.......      21,381
Registration fees.....................      10,423
Transfer agent fees and expenses......       9,117
Trustees' fees and expenses...........       4,737
Custodian fees........................       4,022
Other.................................      13,887
                                        ----------
    Total Expenses....................     525,951
Less: expense offset..................      (3,983)
                                        ----------
    Net Expenses......................     521,968
                                        ----------
    Net Investment Income.............   4,045,466
                                        ----------
Net Realized and Unrealized Gain
(Loss):
Net Realized Gain on:
Investments...........................   1,312,964
Futures contracts.....................      52,460
                                        ----------
    Net Realized Gain.................   1,365,424
                                        ----------
Net Change in Unrealized Appreciation/
Depreciation on:
Investments...........................   1,348,007
Futures contracts.....................    (102,413)
                                        ----------
    Net Appreciation..................   1,245,594
                                        ----------
    Net Gain..........................   2,611,018
                                        ----------
Net Increase..........................  $6,656,484
                                        ==========

                                                                              17
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                FOR THE SIX       FOR THE YEAR
                                                               MONTHS ENDED           ENDED
                                                              AUGUST 31, 2006   FEBRUARY 28, 2006
                                                              ---------------   -----------------
                                                                (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................   $  4,045,466       $  8,235,433
Net realized gain...........................................      1,365,424            126,604
Net change in unrealized appreciation/depreciation..........      1,245,594          3,721,248
                                                               ------------       ------------
    Net Increase............................................      6,656,484         12,083,285

Dividends to shareholders from net investment income........     (4,150,776)        (8,184,763)

Decrease from transactions in shares of beneficial
  interest..................................................       (488,844)        (4,585,611)
                                                               ------------       ------------
    Net Increase (Decrease).................................      2,016,864           (687,089)
Net Assets:
Beginning of period.........................................    147,481,642        148,168,731
                                                               ------------       ------------
End of Period
(Including accumulated undistributed net investment income
of $1,506,253 and $1,611,563, respectively).................   $149,498,506       $147,481,642
                                                               ============       ============

18
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2006 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Municipal Income Opportunities Trust II (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide current income exempt from federal income tax. The Fund was organized as a Massachusetts business trust on March 8, 1989 and commenced operations on June 30, 1989.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2006 (UNAUDITED) continued

broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.08% to the Fund's weekly net assets.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2006 aggregated $19,450,785 and $19,041,113, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2006 (UNAUDITED) continued

benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended August 31, 2006 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,757. At August 31, 2006, the Fund had an accrued pension liability of $64,221 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees they receive for serving on the Board of Trustees. Each eligible Trustee generally may elect to have their deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, February 28, 2005..................................  16,868,845   $168,689    $150,845,466
Treasury shares purchased and retired (weighted average
  discount 6.26%)*..........................................    (549,055)    (5,491)     (4,580,120)
                                                              ----------   --------    ------------
Balance, February 28, 2006..................................  16,319,790    163,198     146,265,346
Treasury shares purchased and retired (weighted average
  discount 1.99%)*..........................................     (55,400)      (554)       (488,290)
                                                              ----------   --------    ------------
Balance, August 31, 2006....................................  16,264,390   $162,644    $145,777,056
                                                              ==========   ========    ============

---------------------
   * The Trustees have voted to retire the shares purchased.

5. Dividends

The Fund declared the following dividends from net investment income:

   DECLARATION       AMOUNT          RECORD             PAYABLE
       DATE         PER SHARE         DATE                DATE
------------------  ---------  ------------------  ------------------
  June 27, 2006      $0.0425   September 8, 2006   September 22, 2006
September 26, 2006    $0.04     October 6, 2006     October 20, 2006
September 26, 2006    $0.04     November 3, 2006   November 17, 2006
September 26, 2006    $0.04     December 8, 2006   December 22, 2006

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2006 (UNAUDITED) continued

6. Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. Expense Offset

The expense offset represents a reduction of custodian and transfer agent fees and expenses for earnings on cash balances maintained by the Fund.

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of February 28, 2006, the Fund had a net capital loss carryforward of $6,500,491 of which $173,449 will expire on February 28, 2009, $4,854,343 will expire on February 28, 2011 and $1,472,699 will expire on February 28, 2013 to offset future capital gains to the extent provided by regulations.

As of February 28, 2006, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales, mark-to-market of open futures contracts, interest on bonds in default and book amortization of discounts on debt securities.

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2006 (UNAUDITED) continued

9. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during 2007 and the impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Municipal Income Opportunities Trust II
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                         FOR THE SIX                           FOR THE YEAR ENDED FEBRUARY 28
                                        MONTHS ENDED        ---------------------------------------------------------------------
                                       AUGUST 31, 2006        2006           2005          2004**          2003           2002
                                       ---------------      ---------      ---------      ---------      ---------      ---------
                                         (unaudited)
Selected Per Share Data:

Net asset value, beginning of
 period..............................       $ 9.04           $  8.78        $  8.62         $ 8.37         $ 8.44         $ 8.46
                                            ------           -------        -------         ------         ------         ------

Income (loss) from investment
 operations:
    Net investment income*...........         0.25              0.50           0.48           0.49           0.51           0.51
    Net realized and unrealized gain
    (loss)...........................         0.16              0.23           0.15           0.25          (0.06)         (0.02)
                                            ------           -------        -------         ------         ------         ------

Total income from investment
 operations..........................         0.41              0.73           0.63           0.74           0.45           0.49
                                            ------           -------        -------         ------         ------         ------

Less dividends from net investment
 income..............................        (0.26)            (0.49)         (0.50)         (0.51)         (0.53)         (0.52)
                                            ------           -------        -------         ------         ------         ------

Anti-dilutive effect of acquiring
 treasury shares*....................         0.00              0.02           0.03           0.02           0.01           0.01
                                            ------           -------        -------         ------         ------         ------

Net asset value, end of period.......       $ 9.19           $  9.04        $  8.78         $ 8.62         $ 8.37         $ 8.44
                                            ======           =======        =======         ======         ======         ======

Market value, end of period..........       $ 9.07           $  8.77        $  8.00         $ 8.09         $ 7.51         $ 8.04
                                            ======           =======        =======         ======         ======         ======

Total Return+........................         6.42%(1)         16.23%          5.38%         14.90%         (0.13)%         7.13%

Ratios to Average Net Assets:
Total expenses (before expense
 offset).............................         0.71%(2)(3)       0.72%(3)       0.89%(3)       0.96%(3)       0.94%(3)       0.95%(3)

Net investment income................         5.42%(2)          5.56%          5.62%          5.87%          6.09%          5.94%

Supplemental Data:
Net assets, end of period, in
 thousands...........................     $149,499          $147,482       $148,169       $150,421       $150,510       $154,088

Portfolio turnover rate..............           13%(1)            15%            16%            11%             8%            11%

---------------------

     *   The per share amounts were computed using an average number of shares outstanding during the period.
    **   For the year ended February 29.
     +   Total return is based upon the current market value on the last day of each period reported. Dividends and
         distributions are assumed to be reinvested at prices
         obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.

24
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
SHAREHOLDER VOTING RESULTS

On June 20, 2006, an annual meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Trustees:

                                                                 FOR               WITHHELD
                                                              -----------------------------
Frank L. Bowman.............................................  12,868,980           151,073
Michael Bozic...............................................  12,848,868           171,185
Kathleen A. Dennis..........................................  12,869,680           150,373
Charles A. Fiumefreddo......................................  12,834,326           185,727
James F. Higgins............................................  12,869,781           150,272
Micheal F. Klein............................................  12,864,149           155,904
W. Allen Reed...............................................  12,867,995           152,058

The following Trustees were not standing for reelection at this meeting: Edwin
J. Garn, Wayne E. Hedien, Dr. Manuel H. Johnson, Joseph J. Kearns, Michael E. Nugent and Fergus Reid.

Morgan Stanley Municipal Income Opportunities Trust II
REVISED INVESTMENT POLICY

INTEREST RATE TRANSACTIONS. The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund does not intend to use these transactions as speculative investments and will not enter into interest rate swaps or sell interest rate caps or floors where it does not own or have the right to acquire the underlying securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate floor. An interest rate collar combines the elements of purchasing a cap and selling a floor. The collar protects against an interest rate rise above the maximum amount but foregoes the benefit of an interest rate decline below the minimum amount.

The Fund may enter into interest rate swaps, caps, floors and collars on either an asset-based or liability-based basis, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and the Fund segregates an amount of cash and/or liquid securities having an aggregate net asset value at least equal to the accrued excess. If the Fund enters into an interest rate swap on other than a net basis, the Fund would segregate the full amount accrued on a daily basis of the Fund's obligations with respect to the swap. Interest rate transactions do not constitute senior securities under the 1940 Act when the Fund segregates assets to cover the obligations under the transactions. The Fund will enter into interest rate swap, cap or floor transactions only with counterparties approved by the Fund's Board of Trustees. The Adviser will monitor the creditworthiness of counterparties to the Fund's interest rate swap, cap, floor and collar transactions on an ongoing basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. To the extent the Fund sells (i.e., writes) caps, floors and collars, it will segregate cash and/or liquid securities having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of the Fund's net obligations with respect to the

Morgan Stanley Municipal Income Opportunities Trust II
REVISED INVESTMENT POLICY continued

caps, floors or collars. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of the market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. The use of interest rate swaps, caps, collars and floors may also have the effect of shifting the recognition of income between current and future periods.

These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund contractually is entitled to receive.

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

(c) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Municipal Income
Opportunities Trust II

Semiannual Report
August 31, 2006

[MORGAN STANLEY LOGO]

OIBSAR-38554RPT-RA06-00932P-Y08/06

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports covering periods ending on or after December 31, 2005.

Item 9. Closed-End Fund Repurchases

                    REGISTRANT PURCHASE OF EQUITY SECURITIES

                                                                                  (d) Maximum Number
                                                                                  (or Approximate
                                                            (c) Total Number of   Dollar Value) of
                                                            Shares (or Units)     Shares (or Units)
                    (a) Total                               Purchased as Part     that May Yet Be
                    Number of Shares   (b) Average Price    of Publicly           Purchased Under
                    (or Units)         Paid per Share (or   Announced Plans or    the Plans or
Period              Purchased          Unit)                Programs              Programs
------              ----------------   ------------------   -------------------   ------------------
March 1, 2006 -
March-31, 2006           32,800              $8.8335                N/A                   N/A
April 1, 2006 -
April 31, 2006           19,300              $8.8371                N/A                   N/A
May 1, 2006 -
May 31, 2006              2,900              $8.8376                N/A                   N/A
June 1, 2006
- June 30, 2006             300              $8.8800                N/A                   N/A
July 1, 2006
- July 31, 2006              --                   --                N/A                   N/A
August 1, 2006
- August 31, 2006           100              $9.0100                N/A                   N/A
                         ------              -------                ---                   ---
Total                    55,400              $8.8796                N/A                   N/A
                         ======              =======                ===                   ===

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income Opportunities Trust II


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
October 19, 2006

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
October 19, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
October 19, 2006